Related Party Transactions - Additional Information (Detail) ¥ in Millions				12 Months Ended
	Aug. 27, 2020 CNY (¥) m²	Aug. 24, 2017	Aug. 25, 2011	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 23, 2020
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period	3 years
Borrowings				¥ 340,450	¥ 368,921
Annual fee				129,848	129,223
Percentage of voting equity interests acquired							29.90%
Term Of Land Use Rights Leasing Contract			50 years
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,142
Annual fee	¥ 5,673
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 713
Revised Building Leasing Contract, aggregate area of building | m²	1,287,486
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
New comprehensive products and services agreement effective Period			3 years
Sales of goods				115,587	105,535	¥ 122,927
Sales of services				8,313	8,593	10,055
Purchases of goods and services				416,561	321,858	388,802
Purchases of assets				1,051	767	1,701
Interest income				270	381	460
Deposits				36,489	40,377
Borrowings				133,800	96,298
Rents and other payments made under financial leasing				6,797	8,294	10,106
Annual fee				101,453	99,725
Expiry Period Of Land Use Rights Leasing Contract			2050
Interest on Loans and Other Financial Service Expenses				¥ 4,878	¥ 8,051	¥ 8,759
China Petroleum Chemical Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of voting equity interests acquired				80.41%	80.41%
China Petroleum Chemical Corporation [Member] | New Building Lease Agreement [Member]
Disclosure of transactions between related parties [Line Items]
Adjustment Period Of Annual Rental Fees Not Exceeding Fair Market Prices		3 years